Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 03, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	INNOVUS PHARMACEUTICALS, INC.
Entity Central Index Key	0001411879
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	INNV
Entity Common Stock, Shares Outstanding		124,810,756
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 11,200,000